T. ROWE PRICE EQUITY INCOME ETF

September 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.2%
COMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.8%
AT&T	12,235	184
Verizon Communications	23,208	752
		936
Entertainment 1.1%
Walt Disney (1)	17,453	1,415
		1,415
Interactive Media & Services 0.2%
Meta Platforms, Class A (1)	854	256
		256
Media 2.5%
Comcast, Class A	12,640	560
News, Class A	110,891	2,225
News, Class B	11,663	243
Paramount Global	1,542	20
		3,048
Total Communication Services		5,655
CONSUMER DISCRETIONARY 3.7%
Automobiles 0.9%
General Motors	33,781	1,114
		1,114
Broadline Retail 0.4%
Kohl's	24,878	521
		521
Hotels Restaurants & Leisure 0.9%
Las Vegas Sands	23,412	1,073
		1,073
Leisure Products 0.7%
Mattel (1)	39,550	871
		871
Specialty Retail 0.8%
Best Buy	7,082	492
TJX	5,462	486
		978
Total Consumer Discretionary		4,557

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 8.6%
Beverages 0.5%
Constellation Brands, Class A	2,288	575
		575
Consumer Staples Distribution & Retail 1.4%
Dollar General	2,300	243
Target	110	12
Walmart	9,150	1,464
		1,719
Food Products 2.2%
Conagra Brands	56,258	1,543
Mondelez International, Class A	2,719	189
Tyson Foods, Class A	20,807	1,050
		2,782
Household Products 1.7%
Colgate-Palmolive	10,294	732
Kimberly-Clark	11,290	1,364
		2,096
Personal Care Products 0.9%
Kenvue	58,204	1,169
		1,169
Tobacco 1.9%
Philip Morris International	25,262	2,339
		2,339
Total Consumer Staples		10,680
ENERGY 9.8%
Energy Equipment & Services 0.0%
Baker Hughes	100	4
		4
Oil, Gas & Consumable Fuels 9.8%
Chevron	2,742	462
Enbridge (2)	16,423	545
EOG Resources	10,322	1,309
EQT	13,304	540
Exxon Mobil	17,920	2,107
Hess	8,409	1,287
Suncor Energy	15,504	533
TC Energy (2)	21,340	734
TotalEnergies, ADR	63,595	4,182

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Williams	12,596	424
		12,123
Total Energy		12,127
FINANCIALS 22.1%
Banks 8.0%
Bank of America	21,035	576
Citigroup	14,320	589
Fifth Third Bancorp	52,577	1,332
Huntington Bancshares	109,693	1,141
JPMorgan Chase	8,718	1,264
PNC Financial Services Group	1,249	153
US Bancorp	39,821	1,317
Wells Fargo	87,597	3,579
		9,951
Capital Markets 2.6%
Bank of New York Mellon	5,500	235
Carlyle Group	9,645	291
Charles Schwab	27,778	1,525
Franklin Resources	529	13
Goldman Sachs Group	1,247	404
Morgan Stanley	7,350	600
Raymond James Financial	193	19
State Street	2,019	135
		3,222
Financial Services 3.2%
Apollo Global Management	4,208	378
Equitable Holdings	76,512	2,172
Fiserv (1)	12,146	1,372
		3,922
Insurance 8.3%
American International Group	51,549	3,124
Chubb	13,159	2,739
Hartford Financial Services Group	17,180	1,218
Loews	21,808	1,381
MetLife	29,966	1,885
		10,347
Total Financials		27,442
HEALTH CARE 16.9%
Biotechnology 1.4%
AbbVie	8,466	1,262
Biogen (1)	1,593	409
		1,671

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 4.8%
Becton Dickinson	10,382	2,684
GE HealthCare Technologies	9,826	668
Medtronic	15,990	1,253
Zimmer Biomet Holdings	12,170	1,366
		5,971
Health Care Providers & Services 5.2%
Cardinal Health	2,348	204
Centene (1)	4,615	318
Cigna	4,919	1,407
CVS Health	21,146	1,476
Elevance Health	6,696	2,916
Humana	370	180
		6,501
Pharmaceuticals 5.5%
AstraZeneca, ADR	12,339	836
Johnson & Johnson	10,941	1,704
Merck	11,152	1,148
Pfizer	38,092	1,264
Sanofi, ADR	20,597	1,105
Viatris	83,307	821
		6,878
Total Health Care		21,021
INDUSTRIALS & BUSINESS SERVICES 10.8%
Aerospace & Defense 3.0%
Boeing (1)	8,786	1,684
L3Harris Technologies	11,733	2,043
		3,727
Air Freight & Logistics 1.2%
United Parcel Service, Class B	9,388	1,463
		1,463
Commercial Services & Supplies 0.5%
Stericycle (1)	15,418	690
		690
Ground Transportation 1.1%
Norfolk Southern	3,510	691
Union Pacific	3,098	631
		1,322
Industrial Conglomerates 2.6%
3M	2,882	270

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
General Electric	26,760	2,958
		3,228
Machinery 1.5%
Cummins	1,712	391
Flowserve	3,539	141
Stanley Black & Decker	16,635	1,390
		1,922
Passenger Airlines 0.9%
Southwest Airlines	39,699	1,075
		1,075
Total Industrials & Business Services		13,427
INFORMATION TECHNOLOGY 7.9%
Communications Equipment 0.3%
Cisco Systems	5,736	308
		308
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity	3,952	488
		488
IT Services 0.5%
Accenture, Class A	2,114	649
		649
Semiconductors & Semiconductor Equipment 5.1%
Applied Materials	9,783	1,355
NXP Semiconductors	4,779	955
QUALCOMM	26,885	2,986
Texas Instruments	6,659	1,059
		6,355
Software 1.6%
Microsoft	6,479	2,046
		2,046
Total Information Technology		9,846
MATERIALS 3.9%
Chemicals 2.5%
CF Industries Holdings	31,468	2,698
DuPont de Nemours	382	28
International Flavors & Fragrances	4,706	321
RPM International	1,537	146
		3,193

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Containers & Packaging 1.4%
International Paper	48,065	1,705
		1,705
Total Materials		4,898
REAL ESTATE 4.0%
Health Care REITs 0.2%
Welltower, REIT	2,826	231
		231
Office REITs 0.0%
Vornado Realty Trust, REIT	3,356	76
		76
Residential REITs 1.4%
Equity Residential, REIT	29,772	1,748
		1,748
Specialized REITs 2.4%
Rayonier, REIT	34,161	972
Weyerhaeuser, REIT	65,020	1,994
		2,966
Total Real Estate		5,021
UTILITIES 6.8%
Electric Utilities 3.9%
NextEra Energy	18,503	1,060
PG&E (1)	9,779	157
Southern	56,455	3,654
		4,871
Multi-Utilities 2.9%
Ameren	7,340	549
Dominion Energy	37,670	1,683
NiSource	12,428	307
Sempra	15,860	1,079
		3,618
Total Utilities		8,489

Total Miscellaneous Common Stocks 0.1% (3)		120
Total Common Stocks (Cost $125,589)		123,283

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.29% (4)	707,984	708
Total Short-Term Investments (Cost $708)		708
SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5)	729,459	729
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		729
Total Securities Lending Collateral (Cost $729)		729
Total Investments in Securities 100.4% of Net Assets (Cost $127,026)		$124,720
Other Assets Less Liabilities (0.4%)		(502)
Net Assets 100.0%		$124,218

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2023.
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE EQUITY INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/22	Purchase Cost	Sales Cost	Value 9/30/23
T. Rowe Price Government Reserve Fund	$—	¤	¤	$729
	Total			$729^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $729.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE EQUITY INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF787-054Q3
09/2023